FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 212,010,049	R$ 222,927,898
Fair value	212,849,606	215,588,278
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Amortized cost	20,801,969	36,221,146
Fair value	20,741,673	36,099,069
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Amortized cost	111,918,413	130,753,272
Fair value	112,979,885	129,091,959
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Amortized cost	38,526,607	24,895,874
Fair value	39,467,969	23,585,316
Later than ten years [member]
IfrsStatementLineItems [Line Items]
Amortized cost	31,865,643	17,264,554
Fair value	31,845,543	14,555,278
No Stated Maturity [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	8,897,417	13,793,052
Fair value	R$ 7,814,536	R$ 12,256,656